Acquisitions - Pro Forma Consolidated FInancial Results of Operations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Pro forma net sales	$ 6,846.6
Pro forma net income from continuing operations attributable to Pentair plc	$ 183.3
Diluted earnings from continuing operations per ordinary share attributable to Pentair plc	$ 0.87